UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-02351

Western Asset Investment Grade Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report
June 30, 2024

WESTERN ASSET
INVESTMENT GRADE INCOME FUND INC. (PAI)

Fund objectives
The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.
What’s inside

II
Western Asset Investment Grade Income Fund Inc.

Letter from the president
Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Investment Grade Income Fund Inc. for the six-month reporting period ended June 30, 2024. Please read on for Fund performance information during the Fund’s reporting period.
Special shareholder notice
Effective March 1, 2024, the named portfolio management team responsible for the day-to-day oversight of the Fund is as follows: Michael Buchanan, Daniel Alexander, Ryan Brist, Kurt Halvorson, Blanton Keh and Molly Schwartz.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
July 31, 2024
Western Asset Investment Grade Income Fund Inc.

III

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Performance review
For the six months ended June 30, 2024, Western Asset Investment Grade Income Fund Inc. returned 0.37% based on its net asset value (“NAV”)i and 2.82% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Corporate High Yield Indexii and the Bloomberg U.S. Credit Indexiii, returned 2.58% and -0.46%, respectively, for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.30 per share. As of June 30, 2024, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2024. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2024 (unaudited)
Price Per Share	6-Month Total Return**
$12.85 (NAV)	0.37%†
$12.08 (Market Price)	2.82%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Total return information is based on month-end net asset values. Certain adjustments were made to the net assets of the Fund at December 31, 2023, for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
*
This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.
Western Asset Investment Grade Income Fund Inc. Semi-Annual Report

V

Performance review (cont’d)
Looking for additional information?
The Fund is traded under the symbol “PAI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XPAIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Investment Grade Income Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
July 31, 2024
RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the NYSE. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed income investment’s price. The Fund may invest in high-yield bonds (commonly known as “junk” bonds), which are rated below investment grade and carry more risk than higher-rated securities. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities. Leverage may result in greater volatility of NAV and the market price of the shares of the Fund’s common stock and increases a shareholder’s risk of loss. The Fund may invest, to a limited extent, in foreign securities, including emerging or developing markets. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and social, political, and economic uncertainties which could result in significant volatility. These risks are magnified

VI
Western Asset Investment Grade Income Fund Inc. Semi-Annual Report

in emerging or developing markets. Emerging or developing market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s investment advisers.
This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (“PIK”) bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures and 144 A securities are also included.
iii
The Bloomberg U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).
 Important data provider notices and terms available at www.franklintempletondatasources.com.
Western Asset Investment Grade Income Fund Inc. Semi-Annual Report

VII

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Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

40%
30%
20%
10%
0%
As of June 30, 2024
As of December 31, 2023
33.9
33.1
14.2
14.4
8.9
9.5
7.7
8.1
6.9
5.6
5.6
6.2
5.5
5.8
4.0
3.8
3.7
3.9
3.5
3.1
2.7
3.2
1.2
0.5
1.1
1.1
0.6
0.6
0.5
1.1
Financials
Energy
Communication services
Health care
Consumer discretionary
Materials
Industrials
Information technology
Consumer staples
Sovereign bonds
Utilities
U.S. government & agency obligations
Municipal bonds
Real estate
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of June 30, 2024, and December 31, 2023, and does not include derivatives, such as futures contracts. The Fund’s portfolio is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 92.8%
Communication Services — 8.8%
Diversified Telecommunication Services — 1.9%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$76,666
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	331,665
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	51,050
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	130,922
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	183,179
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	258,559
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	79,748
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	88,318
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	90,895
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	46,286
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	85,498
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	65,315
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	260,211
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	630,099
Total Diversified Telecommunication Services				2,378,411
Entertainment — 1.8%
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	600,385
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	164,502
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,820,000	1,417,985
Total Entertainment				2,182,872
Media — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	467,536
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	107,319
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	53,272
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	237,714
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	279,882
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	70,000	58,579
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	$160,000	$125,650
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	47,441
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	162,896
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	238,118
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	180,788
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,024,322
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	111,230 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	486,552
Historic TW Inc., Senior Notes	8.300%	1/15/36	240,000	249,558
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	410,000	453,229
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	170,577
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	202,549
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	9,681
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	41,677
Total Media				4,708,570
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	880,990
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	60,000	52,022
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	210,000	175,509
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	230,000	157,148
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	193,669
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	7,811
Total Wireless Telecommunication Services				1,467,149

Total Communication Services				10,737,002
Consumer Discretionary — 6.8%
Automobile Components — 0.8%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	400,000	395,251 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	560,000	570,853 (a)
Total Automobile Components				966,104
Automobiles — 1.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	290,000	239,815
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	375,823
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	191,058
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
General Motors Co., Senior Notes	6.600%	4/1/36	$170,000	$177,983
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	282,194
Hyundai Capital America, Senior Notes	5.250%	1/8/27	200,000	199,250 (a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	185,881 (a)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	620,000	616,248 (a)
Total Automobiles				2,268,252
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	330,000	265,531
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	446,175
Total Broadline Retail				711,706
Diversified Consumer Services — 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	73,233
Washington University, Senior Notes	3.524%	4/15/54	90,000	68,243
Washington University, Senior Notes	4.349%	4/15/2122	110,000	88,874
Total Diversified Consumer Services				230,350
Hotels, Restaurants & Leisure — 2.5%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	550,000	525,450 (a)
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	142,531
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	206,922
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	8,401
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	341,248 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	200,000	198,632 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	270,000	252,505
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	446,397
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	195,951
Sands China Ltd., Senior Notes	4.375%	6/18/30	200,000	184,389
Sands China Ltd., Senior Notes	3.250%	8/8/31	330,000	278,252
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	228,885 (a)
Total Hotels, Restaurants & Leisure				3,009,563
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	189,030
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	88,629
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	210,603
Total Household Durables				488,262
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	199,873
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	170,832 (a)
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — continued
Lowe’s Cos. Inc., Senior Notes	3.750%	4/1/32	$80,000	$72,666
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	280,000	220,218
Total Specialty Retail				663,589

Total Consumer Discretionary				8,337,826
Consumer Staples — 3.7%
Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	774,943
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	61,974
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	158,321
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	94,133
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	664,199 (a)
Total Beverages				1,753,570
Food Products — 0.3%
J M Smucker Co., Senior Notes	6.200%	11/15/33	230,000	241,656
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	99,555
Total Food Products				341,211
Tobacco — 2.0%
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	403,549
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	856,066
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	335,947 (a)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	85,565
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	307,571
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	331,234
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	83,105
Total Tobacco				2,403,037

Total Consumer Staples				4,497,818
Energy — 14.1%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	181,213
Oil, Gas & Consumable Fuels — 14.0%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	105,257
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	77,806
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	16,476 (a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	32,429 (a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	187,917
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	170,000	170,473 (a)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	$290,000	$296,493 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	240,000	253,111 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	890,812
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	74,298 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	134,664
Continental Resources Inc., Senior Notes	2.875%	4/1/32	120,000	96,958 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	90,000	73,647
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	351,032
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	297,914
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	230,000	236,998
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	529,401
Ecopetrol SA, Senior Notes	5.875%	11/2/51	260,000	180,723
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	209,725 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	556,102 (b)(c)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	29,893
Energy Transfer LP, Senior Notes	8.250%	11/15/29	160,000	179,608
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,141
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	39,189
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	337,208
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	150,000	101,105
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	73,103
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	430,000	402,700 (c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	117,157
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	123,113
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	164,119 (a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,262,501
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	58,837
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	331,565
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	513,293
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	213,205
ONEOK Inc., Senior Notes	6.050%	9/1/33	460,000	473,825
ONEOK Inc., Senior Notes	6.625%	9/1/53	460,000	491,266
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	$200,000	$192,082 (a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	196,285
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	264,383
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	79,499
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	265,783
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	161,364
QatarEnergy, Senior Notes	3.300%	7/12/51	490,000	343,789 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	300,000	210,373 (a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	275,646
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	136,444
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	490,000	502,792
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	483,778
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	237,961
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	117,363
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	301,584
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	22,746
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	647,651
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	665,255
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	83,761
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	72,155
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	270,000	236,893
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	52,010
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	40,942
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	729,323
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	34,635
Total Oil, Gas & Consumable Fuels				17,059,561

Total Energy				17,240,774
Financials — 33.5%
Banks — 19.4%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	194,260 (a)(b)(c)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	$250,000	$252,591 (a)(b)(c)
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	397,522
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	179,161
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	332,984
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	160,000	127,876 (c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	332,666
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,070,824
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	360,000	372,661 (c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	390,000	351,434 (c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	1,040,117 (b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	612,056 (c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	940,000	965,113 (a)(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	280,000	276,316 (a)(c)
BPCE SA, Senior Notes (5.936% to 5/30/34 then SOFR + 1.850%)	5.936%	5/30/35	310,000	308,912 (a)(c)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	350,000	362,993 (a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	409,627 (a)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	270,000	192,164 (a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	313,966
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	246,269
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	420,000	374,354 (c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	749,477
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	413,711
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	404,253
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	$250,000	$254,380 (c)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	174,914 (a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	443,595
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	323,059
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	350,000	310,163 (a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,056,789 (a)(b)(c)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	290,000	297,962 (a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	275,059 (b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	296,087 (b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	196,642
HSBC Holdings PLC, Senior Notes (5.546% to 3/4/29 then SOFR + 1.460%)	5.546%	3/4/30	340,000	340,722 (c)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	840,000	875,103 (c)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	78,449
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	371,262 (c)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	200,000	203,282 (a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	150,563 (a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	220,000	230,052 (a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	169,292 (a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	200,000	149,579 (a)(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	50,000	39,423 (c)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	$440,000	$447,733
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	459,050
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	370,791 (b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	270,000	276,670 (b)(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.315% to 4/19/32 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.315%	4/19/33	330,000	308,697 (c)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	227,699 (c)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	206,750 (a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	394,697 (a)
Swedbank AB, Senior Notes	5.407%	3/14/29	310,000	310,501 (a)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	200,000 (c)(d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	250,000	252,027 (c)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	230,000	244,289 (c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	1,061,874 (a)(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	304,314 (c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	380,000	325,004 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	230,000	209,656 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	570,000	569,797 (c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	403,561
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	491,622
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	97,173
Total Banks				23,679,589
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — 7.6%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	$320,000	$273,685 (b)(c)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	260,000	265,217 (c)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	600,000	625,039 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	370,000	366,685 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	280,000	220,822
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	440,191
Credit Suisse AG AT1 Claim	—	—	1,700,000	51,000 *(e)(f)
Credit Suisse USA LLC, Senior Notes	7.125%	7/15/32	40,000	44,020
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	100,000	105,022 (b)(c)
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	380,000	380,163
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	605,597
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	740,000	707,737 (c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	690,895
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	468,096
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	228,249
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	242,259
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	740,778 (a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	65,660 (a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	90,000	59,085 (a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	99,045
Morgan Stanley, Senior Notes (4.889% to 7/20/32 then SOFR + 2.076%)	4.889%	7/20/33	280,000	270,039 (c)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	124,541 (c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	100,000	99,474 (c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	68,470
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	81,082
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	250,000	252,115 (b)(c)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	$200,000	$204,509 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	290,000	325,494 (a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	233,466 (a)(c)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	230,000	239,299 (a)(c)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	380,000	398,976 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	301,490 (a)(c)
Total Capital Markets				9,278,200
Consumer Finance — 0.1%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	150,000	148,542 (c)
Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	430,000	390,921
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	540,000	422,694
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	105,933 (a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	138,710 (a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	210,434 (a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	94,292
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	7.159%	12/21/65	470,000	384,119 (a)(c)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.409%	12/21/65	270,000	225,074 (a)(c)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	160,000	149,558 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	118,087 (a)
SMBC Aviation Capital Finance DAC, Senior Notes	5.300%	4/3/29	380,000	376,807 (a)
Total Financial Services				2,616,629
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — 3.9%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	$200,000	$186,779 (a)(b)(c)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	483,240 (c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	74,635
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	61,760
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	63,938 (a)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	400,000	400,606
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	235,571
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	73,000	72,588 (a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	508,553 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	217,069 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,165,680
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	72,482 (a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	167,007 (a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	74,800 (a)
Prudential Financial Inc., Junior Subordinated Notes (6.500% to 3/15/34 then 5 year Treasury Constant Maturity Rate + 2.404%)	6.500%	3/15/54	120,000	121,438 (c)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	170,000	174,239 (c)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	190,000	190,331
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	446,739 (a)
Total Insurance				4,717,455
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	450,000	473,328 (a)

Total Financials				40,913,743
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 7.6%
Biotechnology — 1.6%
AbbVie Inc., Senior Notes	4.050%	11/21/39	$740,000	$643,116
Amgen Inc., Senior Notes	5.250%	3/2/33	740,000	738,207
Amgen Inc., Senior Notes	5.650%	3/2/53	300,000	295,660
Amgen Inc., Senior Notes	5.750%	3/2/63	110,000	107,819
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	60,387
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,597
Total Biotechnology				1,889,786
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	85,080
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	410,000	357,726
Total Health Care Equipment & Supplies				442,806
Health Care Providers & Services — 4.2%
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	95,562
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	340,760
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	444,182
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	312,625
CVS Health Corp., Senior Notes	4.100%	3/25/25	530,000	524,236
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	521,554
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	509,204
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	299,482
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	482,858
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	78,433
Elevance Health Inc., Senior Notes	5.350%	10/15/25	320,000	319,742
HCA Inc., Senior Notes	4.125%	6/15/29	210,000	198,915
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	101,954
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	203,592
HCA Inc., Senior Notes	5.250%	6/15/49	350,000	312,240
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	95,711
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	127,293
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	75,148
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	140,876
Total Health Care Providers & Services				5,184,367
Pharmaceuticals — 1.4%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	42,084 (a)
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	140,000	150,471
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	390,000	380,166
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	$400,000	$380,539
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	290,000	279,912
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	60,000	56,679
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	200,679
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	222,622
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	26,812
Total Pharmaceuticals				1,739,964

Total Health Care				9,256,923
Industrials — 5.4%
Aerospace & Defense — 2.2%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	515,019 (a)
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	338,958
Boeing Co., Senior Notes	6.528%	5/1/34	600,000	614,647 (a)
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	193,723
Boeing Co., Senior Notes	5.805%	5/1/50	30,000	27,056
HEICO Corp., Senior Notes	5.350%	8/1/33	240,000	238,010
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	188,514
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	190,000	189,480
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	247,013
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	37,582
RTX Corp., Senior Notes	4.625%	11/16/48	110,000	94,497
Total Aerospace & Defense				2,684,499
Building Products — 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	100,000	72,819
Commercial Services & Supplies — 0.4%
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	463,712
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	242,920
Industrial Conglomerates — 0.6%
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	106,355
Honeywell International Inc., Senior Notes	4.950%	9/1/31	320,000	320,477
Honeywell International Inc., Senior Notes	5.000%	2/15/33	350,000	349,794
Total Industrial Conglomerates				776,626
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — 0.1%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	$220,000	$194,777
Passenger Airlines — 0.9%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	73,333	72,749 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	107,118 (a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	262,013 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	190,500	188,229 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	175,373 (a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	189,083
United Airlines Pass-Through Trust	4.875%	1/15/26	105,840	104,339
Total Passenger Airlines				1,098,904
Trading Companies & Distributors — 0.9%
Air Lease Corp., Senior Notes	5.850%	12/15/27	320,000	324,166
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	625,355 (a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	179,552 (a)
Total Trading Companies & Distributors				1,129,073

Total Industrials				6,663,330
Information Technology — 4.0%
Electronic Equipment, Instruments & Components — 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	380,000	377,986
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	102,870
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	300,000	227,513
Total IT Services				330,383
Semiconductors & Semiconductor Equipment — 1.9%
Broadcom Inc., Senior Notes	4.150%	11/15/30	113,000	106,770
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	345,985
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	11,085 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	152,000	143,031 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	300,000	297,758 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	420,000	429,392 (a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	118,881
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,615
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	52,651
Intel Corp., Senior Notes	3.200%	8/12/61	120,000	74,079
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc., Senior Notes	3.366%	11/1/41	$30,000	$21,967
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	145,985
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	60,578
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	250,000	248,010
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	235,802
Total Semiconductors & Semiconductor Equipment				2,300,589
Software — 1.1%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	888,486
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	229,380
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	272,554
Total Software				1,390,420
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	277,530
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	120,000	143,198
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	37,980
Total Technology Hardware, Storage & Peripherals				458,708

Total Information Technology				4,858,086
Materials — 5.6%
Chemicals — 1.5%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	310,000	309,985
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	881,294
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	79,738
OCP SA, Senior Notes	3.750%	6/23/31	200,000	172,825 (a)
OCP SA, Senior Notes	6.750%	5/2/34	200,000	205,485 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	162,496 (a)
Total Chemicals				1,811,823
Metals & Mining — 3.9%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	479,432 (a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	462,407
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	160,000	165,053
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	49,463
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	183,168
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	199,616
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	461,880 (a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	140,123 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	347,192 (a)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	$170,000	$162,268 (a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	45,451 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	439,182
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,232,682
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	338,641
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	24,992
Total Metals & Mining				4,731,550
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	256,836

Total Materials				6,800,209
Real Estate — 0.6%
Diversified REITs — 0.1%
VICI Properties LP, Senior Notes	5.750%	4/1/34	190,000	188,345
Health Care REITs — 0.2%
Welltower OP LLC, Senior Notes	4.125%	3/15/29	320,000	306,019
Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	80,000	73,031
Retail REITs — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	198,520 (a)

Total Real Estate				765,915
Utilities — 2.7%
Electric Utilities — 2.5%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	182,974
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	165,433 (a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	270,000	263,695 (b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	330,000	335,298 (a)
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	112,675
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	310,000	297,680
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	150,000	141,915
Ohio Edison Co., Senior Notes	5.500%	1/15/33	90,000	89,531 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	20,000	14,260
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	198,478
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	$140,000	$145,444
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	118,815
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	29,054
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	241,002
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	504,000
Vistra Operations Co. LLC, Senior Secured Notes	6.000%	4/15/34	210,000	210,644 (a)
Total Electric Utilities				3,050,898
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	260,000	247,239 (a)

Total Utilities				3,298,137
Total Corporate Bonds & Notes (Cost — $118,281,985)				113,369,763
Sovereign Bonds — 3.4%
Argentina — 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	20,322
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	292,973	123,425
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,329,161	551,602 (a)
Total Argentina				695,349
Brazil — 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	330,000	317,728
Canada — 0.7%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	798,098
Chile — 0.1%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	162,599
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	795,821
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	205,612
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	$300,000	$291,904 (a)
Mexico — 0.7%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	230,000	187,434
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	155,305
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	269,313
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	310,000	295,933
Total Mexico				907,985

Total Sovereign Bonds (Cost — $4,593,155)				4,175,096
U.S. Government & Agency Obligations — 1.2%
U.S. Government Obligations — 1.2%
U.S. Treasury Bonds	4.625%	5/15/44	10,000	9,983 (d)
U.S. Treasury Bonds	4.250%	2/15/54	80,000	76,194
U.S. Treasury Notes	4.875%	5/31/26	680,000	681,434
U.S. Treasury Notes	4.500%	5/31/29	330,000	332,294
U.S. Treasury Notes	4.500%	5/31/31	180,000	182,953
U.S. Treasury Notes	4.375%	5/15/34	150,000	150,059

Total U.S. Government & Agency Obligations (Cost — $1,431,383)				1,432,917
Municipal Bonds — 1.1%
California — 0.7%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	768,784
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	97,527
Total California				866,311
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	149,388
Illinois — 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	262,308	275,812

Total Municipal Bonds (Cost — $1,444,735)				1,291,511
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost — $143,068)	8.774%	5,725	$138,116 (c)
Total Investments before Short-Term Investments (Cost — $125,894,326)			120,407,403

Short-Term Investments — 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $644,054)	5.254%	644,054	644,054 (g)(h)
Total Investments — 99.1% (Cost — $126,538,380)			121,051,457
Other Assets in Excess of Liabilities — 0.9%			1,124,825
Total Net Assets — 100.0%			$122,176,282

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2024, the total market value of investments in Affiliated
Companies was $644,054 and the cost was $644,054 (Note 7).

Abbreviation(s) used in this schedule:
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Investment Grade Income Fund Inc.
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	54	9/24	$11,014,774	$11,027,812	$13,038
U.S. Treasury 5-Year Notes	46	9/24	4,880,162	4,902,594	22,432
U.S. Treasury 10-Year Notes	1	9/24	110,002	109,985	(17)
U.S. Treasury Ultra Long- Term Bonds	25	9/24	3,105,075	3,133,594	28,519
					63,972
Contracts to Sell:
U.S. Treasury Long-Term Bonds	49	9/24	5,733,060	5,797,313	(64,253)
U.S. Treasury Ultra 10-Year Notes	33	9/24	3,720,002	3,746,531	(26,529)
					(90,782)
Net unrealized depreciation on open futures contracts					$(26,810)
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $125,894,326)	$120,407,403
Investments in affiliated securities, at value (Cost — $644,054)	644,054
Interest receivable	1,693,436
Deposits with brokers for open futures contracts	182,764
Receivable from brokers — net variation margin on open futures contracts	17,805
Dividends receivable from affiliated investments	2,323
Other assets	13,944
Prepaid expenses	6,364
Total Assets	122,968,093
Liabilities:
Distributions payable	489,814
Payable for securities purchased	200,000
Investment management fee payable	53,080
Accrued expenses	48,917
Total Liabilities	791,811
Total Net Assets	$122,176,282
Net Assets:
Par value ($0.01 par value; 9,510,962 shares issued and outstanding; 20,000,000 shares authorized)	$95,110
Paid-in capital in excess of par value	132,042,402
Total distributable earnings (loss)	(9,961,230)
Total Net Assets	$122,176,282
Shares Outstanding	9,510,962
Net Asset Value	$12.85
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest	$3,414,794
Dividends from affiliated investments	27,769
Dividends from unaffiliated investments	6,364
Total Investment Income	3,448,927
Expenses:
Investment management fee (Note 2)	333,645
Fund accounting fees	33,141
Franchise taxes	29,933
Audit and tax fees	21,575
Transfer agent fees	19,092
Legal fees	11,656
Stock exchange listing fees	6,215
Shareholder reports	4,944
Directors’ fees	2,968
Insurance	456
Custody fees	33
Miscellaneous expenses	3,042
Total Expenses	466,700
Less: Fee waivers and/or expense reimbursements (Note 2)	(12,383)
Net Expenses	454,317
Net Investment Income	2,994,610
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(130,111)
Futures contracts	(149,289)
Net Realized Loss	(279,400)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(2,566,390)
Futures contracts	154,141
Change in Net Unrealized Appreciation (Depreciation)	(2,412,249)
Net Loss on Investments and Futures Contracts	(2,691,649)
Increase in Net Assets From Operations	$302,961
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$2,994,610	$5,828,093
Net realized loss	(279,400)	(2,729,569)
Change in net unrealized appreciation (depreciation)	(2,412,249)	7,487,540
Increase in Net Assets From Operations	302,961	10,586,064
Distributions to Shareholders From (Note 1):
Total distributable earnings	(2,810,489)	(5,345,161)
Decrease in Net Assets From Distributions to Shareholders	(2,810,489)	(5,345,161)
Increase (Decrease) in Net Assets	(2,507,528)	5,240,903
Net Assets:
Beginning of period	124,683,810	119,442,907
End of period	$122,176,282	$124,683,810
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Financial highlights

For a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:
	2024[1,2]	2023[1]	2022[1]	2021[1]	2020[1]	2019[1]
Net asset value, beginning of period	$13.11	$12.56	$15.69	$16.23	$15.48	$14.00
Income (loss) from operations:
Net investment income	0.31	0.61	0.59	0.58	0.58	0.62
Net realized and unrealized gain (loss)	(0.27)	0.50	(3.16)	(0.56)	0.78	1.55
Total income (loss) from operations	0.04	1.11	(2.57)	0.02	1.36	2.17
Less distributions from:
Net investment income	(0.30)[3]	(0.56)	(0.56)	(0.56)	(0.61)	(0.69)
Total distributions	(0.30)	(0.56)	(0.56)	(0.56)	(0.61)	(0.69)
Net asset value, end of period	$12.85	$13.11	$12.56	$15.69	$16.23	$15.48
Market price, end of period	$12.08	$12.04	$11.58	$15.63	$15.90	$15.52
Total return, based on NAV[4,5]	0.29%	9.14%	(16.51)%	0.14%	9.11%	15.77%
Total return, based on Market Price[6]	2.82%	9.05%	(22.56)%	1.88%	6.62%	23.05%
Net assets, end of period (millions)	$122	$125	$119	$149	$154	$147
Ratios to average net assets:
Gross expenses	0.76%[7]	0.82%	0.77%	0.73%	0.81%	0.85%
Net expenses[8,9]	0.74 [7]	0.80	0.75	0.71	0.79	0.83
Net investment income	4.91 [7]	4.86	4.39	3.66	3.80	4.12
Portfolio turnover rate	9%	14%	17%	18%	41%	66%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[6]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]
The investment adviser has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$40,862,743	$51,000	$40,913,743
Other Corporate Bonds & Notes	—	72,456,020	—	72,456,020
Sovereign Bonds	—	4,175,096	—	4,175,096
U.S. Government & Agency Obligations	—	1,432,917	—	1,432,917
Municipal Bonds	—	1,291,511	—	1,291,511
Preferred Stocks	—	138,116	—	138,116
Total Long-Term Investments	—	120,356,403	51,000	120,407,403
Short-Term Investments†	$644,054	—	—	644,054
Total Investments	$644,054	$120,356,403	$51,000	$121,051,457
Other Financial Instruments:
Futures Contracts††	$63,989	—	—	$63,989
Total	$708,043	$120,356,403	$51,000	$121,115,446
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$90,799	—	—	$90,799

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.
Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment adviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company, LLC (“Adviser”), pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000,000 and 0.40% of such net assets in excess of $60,000,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets of the Fund up to $30,000,000 and 1% of average net assets of the Fund over $30,000,000, the Adviser has contractually agreed to reimburse the Fund for any excess. The Adviser or its affiliates has also agreed to waive $24,000 annually in Fund operating expenses. This waiver is ongoing and will not be terminated without Board approval.
The Adviser has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $12,383, which included an affiliated money market fund waiver of $481.
Western Asset Management Company Limited (“Western London”), as subadviser to the Fund, provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays Western London a fee based on the pro rata assets of the Fund managed by Western London during the month.
Under the terms of an administrative services agreement among the Fund, the Adviser, and Franklin Templeton Fund Adviser, LLC (“FTFA”), the Adviser (not the Fund) pays FTFA a monthly fee of $3,000 (an annual rate of $36,000).
The Adviser, FTFA and Western London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$8,788,390	$4,150,222
Sales	8,114,621	3,306,758
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$126,538,380	$2,204,256	$(7,691,179)	$(5,486,923)
Futures contracts	—	63,989	(90,799)	(26,810)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$63,989

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$90,799

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(149,289)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$154,141

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

During the six months ended June 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$17,753,616
Futures contracts (to sell)	9,760,545
5. Distributions subsequent to June 30, 2024
The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
6/21/2024	7/1/2024	$0.0515
7/24/2024	8/1/2024	$0.0515
8/23/2024	9/3/2024	$0.0515
6. Stock repurchase program
On November 20, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance shareholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2024, and the year ended December 31, 2023, the Fund did not repurchase any shares.
7. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2024. The following transactions were effected in such company for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,282,190	$8,721,763	8,721,763	$9,359,899	9,359,899
Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$27,769	—	$644,054
8. Deferred capital losses
As of December 31, 2023, the Fund had deferred capital losses of $5,550,081, which have no expiration date, that will be available to offset future taxable capital gains.
9. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Investment Grade Income Fund Inc. 2024 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Western Asset Management Company, LLC (“Western Asset”) and the Investment Subadvisory Agreement (together with the “Advisory Agreement,” the “Agreements”) between Western Asset and Western Asset Management Company Limited (“WAML,” and together with Western Asset, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as WAML, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between Western Asset and WAML.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters, such as information on public trading in the Fund’s shares and differences between the Fund’s share price and net asset value per share, and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral.
As part of their review, the Directors examined the Advisers’ ability to provide high quality investment management services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Advisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Advisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Advisers’ risk management
Western Asset Investment Grade Income Fund Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
processes); the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of the Advisers’ senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Advisers and their affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of a group consisting of all (including the Fund) closed-end, non-leveraged, BBB-rated corporate debt funds (the “Performance Universe”) and the Bloomberg U.S. Credit Index (the “Index”). The Directors noted that performance of the Fund was above the median of the Performance Universe for the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The Board noted that the Fund’s performance exceeded that of the Index for all relevant periods. The Directors considered the factors involved in the Fund’s performance relative to the performance of the Index and the Performance Universe. The Directors concluded that the Advisers’ management of the Fund would continue to be in the best interests of the shareholders.
The Directors also considered the management fee and total expenses payable by the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to WAML because Western Asset pays WAML for services provided to the Fund out of the management fee Western Asset receives from the Fund. The Directors noted that, when measured as a percentage of net assets for its most recently completed fiscal year, the Fund’s advisory fee paid to Western Asset was above the median of the advisory fees paid by funds in its peer group and that the Fund’s total expenses were above the median in its peer group. They also noted that the advisory fee paid by the Fund was higher than the advisory fee paid by the other client of the Advisers with a similar investment strategy, but that the administrative and operational responsibilities for the Advisers with respect to the Fund were also relatively higher. The

Western Asset Investment Grade Income Fund Inc.

Directors concluded that the management fee paid by the Fund relative to the fees paid by the Advisers’ other clients was reasonable.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and Franklin Templeton Fund Adviser, LLC (formerly known as Legg Mason Partners Funds Advisor, LLC), the Fund’s administrator, and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by Western Asset, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Directors concluded that because the Fund is a closed-end fund and does not make a continuous offer of its securities, the Fund’s size was relatively fixed and it would be unlikely that the Advisers would realize economies of scale from the Fund’s growth.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Investment Grade Income Fund Inc.

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders (the “Meeting”) of Western Asset Investment Grade Income Fund Inc. was held on May 22, 2024 for the purpose of considering and voting upon the proposal presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of Directors
Nominees	FOR	WITHHELD
Robert Abeles, Jr.	6,448,652	707,063
Jane F. Dasher	5,921,527	1,234,188
Anita L. DeFrantz	5,937,817	1,217,898
Susan B. Kerley	5,922,275	1,233,440
Michael Larson	6,543,703	612,012
Ronald L. Olson	6,492,041	663,674
Avedick B. Poladian	6,468,390	687,325
William E. B. Siart	5,820,605	1,335,110
Jaynie Miller Studenmund	6,471,627	684,088
Peter J. Taylor	6,557,060	598,655
Jane E. Trust	6,472,316	683,399
At June 30, 2024, the Directors of the Fund were Robert Abeles, Jr., Jane F. Dasher, Anita L. DeFrantz, Susan B. Kerley, Michael Larson, Ronald L. Olson, Avedick B. Poladian, William E.B. Siart, Jaynie Miller Studenmund, Peter J. Taylor and Jane E. Trust.

Western Asset Investment Grade Income Fund Inc.

Dividend reinvestment plan (unaudited)
The Fund offers to all shareholders a Dividend Reinvestment Plan (“Plan”). For participants in the Plan, cash distributions (e.g., dividends and capital gains) of registered shareholders (those who own shares in their own name on the Fund’s records) are automatically invested in shares of the Fund. Interested shareholders may obtain more information or sign up for the Plan by contacting the agent. Shareholders who own shares in a brokerage, bank, or other financial institution account must contact the Company where their account is held in order to participate in the Plan.
If you elect to participate in the Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV the Agent will, as agent for the participants, buy shares of the Fund’s stock through a broker on the open market or in a negotiated transaction (subject to price and other terms to which the agent may agree). The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by the Agent in accordance with your instructions.
Additional information regarding the plan
The Fund will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan will be charged to participants. The commission participants pay for selling shares under the Plan is calculated as $2.50 plus $0.15 per share. Beneficial shareholders should contact the company holding their account for further information concerning fees that may apply to selling shares under the Plan. In the event the Fund determines to no longer pay the costs applicable to the Plan, the Agent will terminate the Plan and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.
All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare. Distributions to Plan participants will be in the form of stock, unless the Agent is notified in writing 10 days prior to the record date fixed by the Board of Directors for the distribution that you wish to receive a cash payment. Beneficial shareholders should contact the company holding their account for further information regarding deadlines that might apply.
You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions.
Western Asset Investment Grade Income Fund Inc.

Dividend reinvestment plan (unaudited) (cont’d)
Upon termination of the Plan, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.
Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to each participant each year.
Registered shareholders can make inquiries regarding the Plan, as well as sign up or terminate their participation in the Plan by contacting Computershare Inc., P.O. Box 43006 Providence, RI 02940-3078, telephone number 1-888-888-0151. Beneficial Shareholders can make inquiries regarding the Plan as well as sign up or terminate their participation in the Plan by contacting the company where their account is held.

Western Asset Investment Grade Income Fund Inc.

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Western Asset
Investment Grade Income Fund Inc.
Directors
Robert Abeles, Jr
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Officers
Jane Trust
President and Chief Executive Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Ted P. Becker
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Investment Grade Income Fund Inc.
620 Eighth Avenue
47th Floor
New York, NY 10018
Investment advisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Custodian
The Bank of New York Mellon
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
100 East Pratt Street
Baltimore, MD 21202
Legal counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
New York Stock
Exchange Symbol
PAI

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•
Personal information included on applications or other forms;
•
Account balances, transactions, and mutual fund holdings and positions;
•
Bank account information, legal documents, and identity verification documentation; and
•
Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•
Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•
Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•
Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•
The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•
Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Investment Grade Income Fund Inc.
Western Asset Investment Grade Income Fund Inc.
620 Eighth Avenue
47th Floor
New York, NY 10018
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102 or visit the Fund’s website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Investment Grade Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
WASX012841 8/24

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included herein under Item 1.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

On March 1, 2024, Molly Schwartz became part of the portfolio management team of the Fund.

NAME AND	LENGTH OF	PRINCIPAL OCCUPATION(S) DURING
ADDRESS	TIME SERVED	PAST 5 YEARS
Molly Schwartz Western Asset 385 East Colorado Blvd. Pasadena, CA 91101	Since March 1, 2024	Responsible for the day-to-day management with other members of the Fund’s portfolio management team; employed by Western Asset Management as an investment professional for at least the past five years.

The following tables set forth certain additional information with respect to the above named fund’s investment professional responsible for the day-to-day management with other members of the Fund’s portfolio management team for the fund. Unless noted otherwise, all information is provided as of June 30, 2024.

Other Accounts Managed by Investment Professional

The table below identifies the number of accounts (other than the fund) for which the below named fund’s investment professional has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

Name of PM	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Molly Schwartz‡	Other Registered Investment Companies	5	$1.95 billion	None	None
	Other Pooled Vehicles	12	$3.57 billion	None	None
	Other Accounts	125	$51.14 billion	5	$1.33 billion

‡ The numbers above reflect the overall number of portfolios managed by employees of Western Asset Management Company (“Western Asset”). Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. They are responsible for overseeing implementation of Western Asset’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

(a)(3): Investment Professional Compensation

Conflicts of Interest

The Subadviser has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Subadviser or an affiliate has an interest in the account. The Subadviser has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. Eligible accounts that can participate in a trade generally share the same price on a pro-rata allocation basis, taking into account differences based on factors such as cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Subadviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Subadviser may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. The Subadviser’s team approach to portfolio management and block trading approach seeks to limit this potential risk.

The Subadviser also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimis value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Subadviser have access to transactions and holdings information regarding client accounts and the Subadviser’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Subadviser maintains a Code of Ethics that is compliant with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Subadviser’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Subadviser’s compliance monitoring program.

The Subadviser may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Subadviser also maintains a compliance monitoring program and engages independent auditors to conduct a SOC1/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Investment Professional Compensation

With respect to the compensation of the Fund’s investment professionals, the Subadviser’s compensation system assigns each employee a total compensation range, which is derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits and a retirement plan.

In addition, the Subadviser’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Subadviser, and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. The principal factor considered is an investment professional’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and with respect to the Fund, the benchmark set forth in the Fund’s Prospectus to which the Fund’s average annual total returns are compared or, if none, the benchmark set forth in the Fund’s annual report). Performance is reviewed on a 1, 3 and 5 year basis for compensation—with 3 and 5 years having a larger emphasis. The Subadviser may also measure an investment professional’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because investment professionals are generally responsible for multiple accounts (including the Fund) with similar investment strategies, they are generally compensated on the performance of the aggregate group of similar accounts, rather than a specific account. Other factors that may be considered when making bonus decisions include client service, business development, length of service to the Subadviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Subadviser’s business.

Finally, in order to attract and retain top talent, all investment professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include long-term incentives that vest over a set period of time past the award date.

Investment Professional Securities Ownership

The table below identifies the dollar range of securities beneficially owned by the named investment professional as of June 30, 2024.

Investment Professional	Dollar Range of Portfolio Securities Beneficially Owned
Molly Schwartz	A

Dollar Range ownership is as follows:
A: none
B: $1 - $10,000
C: 10,001 - $50,000
D: $50,001 - $100,000
E: $100,001 - $500,000
F: $500,001 - $1 million
G: over $1 million

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Investment Grade Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 26, 2024